CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2023
CONTRIBUTED EQUITY [Abstract]
Issued Capital
		2023	2022
	Note	US$	US$
Issued capital
193,493,973 (2022: 140,288,491) fully paid ordinary shares	12(a)	58,764,248	29,782,268

Movements in Issued Capital

(a)	Movements in issued capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
2023
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares – share placements	50,000,000	-	-	29,637,300
Issue of shares – exercise of options	2,102,363	-	-	477,156
Issue of shares – conversion of RSUs	200,001	-	-	167,487
Issue of shares – conversion of performance rights	215,495	-	-	216,007
Issue of shares to consultant	687,623	-	-	350,000
Share issue costs	-	-	-	(1,865,970)
Closing balance at June 30, 2023	193,493,973	19,800,000	19,800,000	58,764,248
2022
Opening balance at July 1, 2021	105,105,787	19,800,000	19,800,000	10,255,369
Issue of shares – share placements	20,000,000	-	-	17,604,000
Issue of shares – exercise of options	15,182,704	-	-	2,353,704
Share issue costs	-	-	-	(430,805)
Closing balance at June 30, 2022	140,288,491	19,800,000	19,800,000	29,782,268